CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
ASSETS
Cash and due from banks	$ 1,603	$ 2,314
Interest-earning demand deposits	324	192
Total cash and cash equivalents	1,927	2,506
Savings certificates	598	846
Investment securities available-for-sale (amortized cost of $77,067 and $57,636)	77,186	57,620
Investment securities held-to-maturity (fair value of $26,956 and $84,059)	26,420	82,400
Mortgage-backed securities held-to-maturity (fair value of $139,998 and $79,813)	139,268	79,086
Net loans receivable (allowance for loan losses of $307 and $385)	31,531	39,433
Accrued interest receivable	1,371	1,621
Federal Home Loan Bank stock, at cost	5,682	7,595
Premises and equipment	614	583
Deferred tax assets (net)	748	1,047
Other assets	2,231	604
TOTAL ASSETS	287,576	273,341
LIABILITIES
Deposits	140,524	142,173
Federal Home Loan Bank advances: long-term	17,500	17,500
Federal Home Loan Bank advances: short-term	96,712	79,270
Accrued interest payable	210	257
Other liabilities	802	3,728
TOTAL LIABILITIES	255,748	242,928
STOCKHOLDERS' EQUITY
Preferred stock, no par value; 5,000,000 shares authorized; none outstanding
Common stock, par value $0.01; 10,000,000 shares authorized; 3,805,636 shares issued	38	38
Additional paid-in capital	21,478	21,458
Treasury stock (1,747,706 shares at cost)	(26,690)	(26,690)
Retained earnings - substantially restricted	37,744	36,992
Accumulated other comprehensive loss	(742)	(1,385)
TOTAL STOCKHOLDERS' EQUITY	31,828	30,413
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 287,576	$ 273,341